DISPOSAL GROUP	12 Months Ended
Dec. 31, 2018
Disclosure of non-current assets or disposal groups classified as held for sale [text block] [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]

13    Disposal group

At 31 December 2017, the Group classified the assets and liabilities of the Scottish Widows Group as a held-for-sale disposal group on the basis that a sale of its operations to its ultimate holding company, Lloyds Banking Group plc, was expected to occur within 12 months; this sale completed in May 2018.

The Group has not recognised any impairment relating to disposal groups classified as held for sale during 2017 or 2018.

Scottish Widows represented the entirety of the Group’s insurance business and consequently these operations have been classified as discontinued and the profit after tax from these activities reported as a single line on the Group’s income statement.

In order to fairly reflect the results and financial position of the Group’s continuing operations and its discontinued operations, transactions that the continuing operations have with the discontinued operations are reported on the relevant line in the Group’s income statement or balance sheet, with the matching transaction similarly reported in the discontinued operations income statement or balance sheet within the Group’s disposal group. All such transactions fully eliminate within the Group’s statutory consolidation and there is no net impact on profit before tax or equity.

(1)    Income statement

The results of the discontinued operations are as follows:

	2018 £ million	2017 £ million	2016 £ million
Interest and similar income	14	228	78
Interest and similar expense	(3)	(1,541)	(2,225)
Net interest income	11	(1,313)	(2,147)

Fee and commission income	106	373	465
Fee and commission expense	(180)	(553)	(676)
Net fee and commission income	(74)	(180)	(211)
Net trading income (see (a) below)	(790)	10,977	17,590
Insurance premium income (see (b) below)	2,714	7,930	8,068
Other operating income	205	102	750
Other income	2,055	18,829	26,197
Total income	2,066	17,516	24,050
Insurance claims (see (c) below)	(1,363)	(15,578)	(22,344)
Total income, net of insurance claims	703	1,938	1,706
Operating expenses	(333)	(995)	(1,127)
Trading surplus	370	943	579
Profit on disposal of the discontinued operations	1,010	–	–
Profit before tax	1,380	943	579
Tax expense	(66)	(147)	(406)
Profit after tax from discontinued operations	1,314	796	173

(a)	Net trading income

	2018 £m	2017 £m	2016 £m
Foreign exchange translation gains	31	130	293
Gains on foreign exchange trading transactions	–	–	7
Total foreign exchange	31	130	300
Investment property gains	45	231	(85)
Securities and other gains (see below)	(866)	10,616	17,375
Net trading income	(790)	10,977	17,590

Securities and other gains comprise net gains arising on assets and liabilities held at fair value through profit or loss and for trading as follows:

	2018 £m	2017 £m	2016 £m
Net income arising on assets designated at fair value through profit or loss:
Debt securities, loans and advances	(426)	990	4,714
Equity shares	(535)	9,556	12,269
Total net gains arising on assets designated at fair value through profit or loss	(961)	10,546	16,983
Net gains on financial instruments held for trading	95	70	392
Securities and other gains	(866)	10,616	17,375

(b)    Insurance premium income

	2018 £m	2017 £m	2016 £m
Life insurance
Gross premiums:
Life and pensions	2,198	6,273	5,613
Annuities	366	1,082	1,685
	2,564	7,355	7,298
Ceded reinsurance premiums	(73)	(168)	(88)
Net earned premiums	2,491	7,187	7,210
Non-life insurance
Net earned premiums	223	743	858
Total net earned premiums	2,714	7,930	8,068

(c)	Insurance claims

Insurance claims comprise:	2018 £m	2017 £m	2016 £m
Life insurance and participating investment contracts
Claims and surrenders	(2,788)	(8,898)	(8,617)
Change in insurance and participating investment contracts	1,533	(9,067)	(14,160)
Change in non-participating investment contracts	(73)	2,836	679
	(1,328)	(15,129)	(22,098)
Reinsurers’ share	86	35	106
	(1,242)	(15,094)	(21,992)
Change in unallocated surplus	14	(147)	14
Total life insurance and participating investment contracts	(1,228)	(15,241)	(21,978)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(135)	(337)	(366)
Total insurance claims	(1,363)	(15,578)	(22,344)
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:
Deaths	(267)	(675)	(635)
Maturities	(393)	(1,280)	(1,347)
Surrenders	(1,734)	(5,674)	(5,444)
Annuities	(336)	(985)	(949)
Other	(58)	(284)	(242)
Total life insurance gross claims and surrenders	(2,788)	(8,898)	(8,617)

(2) Balance sheet

The assets and liabilities of the disposal group at 31 December 2017 were as follows:

2017 £ million
Assets
Financial assets at fair value through profit or loss (see (a) below)	125,051
Derivative financial instruments	3,465
Loans and advances to banks	2,337
Due from fellow Lloyds Banking Group undertakings	1,721
Financial assets held at amortised cost	4,058
Goodwill	1,836
Value of in-force business	4,839
Other intangible assets	169
Property, plant and equipment	3,655
Deferred tax assets	1
Other assets	11,153
Total assets of disposal group	154,227

2017 £ million
Liabilities
Deposits from banks	916
Due to fellow Lloyds Banking Group undertakings	2,063
Derivative financial instruments	3,147
Debt securities in issue	1,794
Liabilities arising from insurance contracts and participating investment contracts	103,434
Liabilities arising from non-participating investment contracts	15,447
Other liabilities	16,049
Retirement benefit obligations	77
Current tax liabilities	187
Deferred tax liabilities	823
Other provisions	236
Subordinated liabilities	2,345
Total liabilities of disposal group	146,518

(a)	Financial assets at fair value through profit or loss

2017 £m
Debt securities:
Government securities	11,259
Other public sector securities	1,527
Asset-backed securities:
Mortgage-backed securities	211
Other asset-backed securities	7,681
Corporate and other debt securities	18,194
Total debt securities	38,872
Equity shares	86,179
Total financial assets at fair value through profit or loss	125,051